Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) shares in Thousands	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	65,060	57,065	64,670
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	18	24
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially (in shares)	15,546	17,940
Shareholdings, options and other securities of Key Management Personnel (in shares)	15,564	17,964